UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04725
                                                     ---------

                         Phoenix Investment Series Fund
      -----------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
      -----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

               Kevin J. Carr, Esq.
      Vice President, Chief Legal Officer,          John H. Beers, Esq.
      Counsel and Secretary for Registrant       Vice President and Counsel
         Phoenix Life Insurance Company        Phoenix Life Insurance Company
                One American Row                      One American Row
             Hartford, CT 06103-2899               Hartford, CT 06103-2899
      -----------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                        Date of fiscal year end: April 30
                                                 --------

                     Date of reporting period: July 31, 2006
                                               -------------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.




PHOENIX INVESTMENT SERIES FUND
GLOSSARY
July 31, 2006


ADR (AMERICAN DEPOSITARY RECEIPT)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

FGIC
Financial Guaranty Insurance Company

FHLMC
Federal Home Loan Mortgage Corporation

FNMA ("Fannie Mae")
Federal National Mortgage Association

FSA
Financial Security Assurance, Inc.

GNMA ("Ginnie Mae")
Government National Mortgage Association

MBIA
Municipal Bond Insurance Association

REITS (REAL ESTATE INVESTMENT TRUST)
Real estate investment trusts are typically publicly traded companies that own, develop and operate income-producing real estate such as apartments, office buildings, hotels, shopping centers and other commercial properties.

SPONSORED ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADR's must be sponsored to be able to trade on the NYSE.

PHOENIX GLOBAL UTILITIES FUND

                             SCHEDULE OF INVESTMENTS
                                  JULY 31, 2006
                                   (UNAUDITED)

                                                       SHARES       VALUE
                                                       ------    -----------

DOMESTIC COMMON STOCKS--63.7%


ELECTRIC UTILITIES--26.3%
DPL, Inc.                                               5,820    $   161,563
Entergy Corp.                                           8,560        659,976
Exelon Corp.                                           12,940        749,226
FirstEnergy Corp.                                      12,820        717,920
FPL Group, Inc.                                         9,740        420,184
Northeast Utilities                                     9,220        206,528
PPL Corp.                                              11,120        378,303
Progress Energy, Inc.                                   8,600        374,530
Southern Co. (The)                                     19,140        646,549
                                                                 -----------
                                                                   4,314,779
                                                                 -----------

GAS UTILITIES--1.0%
Atmos Energy Corp.                                      5,400        155,358

INTEGRATED TELECOMMUNICATION SERVICES--6.5%
Citizens Communications Co.                            19,270        247,234
Consolidated Communications Holdings, Inc.             23,330        391,477
Verizon Communications, Inc.                            6,690        226,256
Windstream Corp.                                       16,100        201,733
                                                                 -----------
                                                                   1,066,700
                                                                 -----------

MULTI-UTILITIES--29.9%
Alliant Energy Corp.                                    4,600        166,428
Ameren Corp.                                            9,110        469,165
Consolidated Edison, Inc.                               7,020        329,027
Dominion Resources, Inc.                                4,510        353,945
Duke Energy Corp.                                      32,964        999,469
NiSource, Inc.                                          7,180        163,345
NSTAR                                                   7,680        239,386
PG&E Corp.                                             14,180        591,022
Public Service Enterprise Group, Inc.                   9,910        668,231
SCANA Corp.                                             5,400        215,946
Sempra Energy                                           7,350        354,711
TECO Energy, Inc.                                       9,550        152,227
Xcel Energy, Inc.                                      10,260        205,610
                                                                 -----------
                                                                   4,908,512
                                                                 -----------
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $9,739,271)                                      10,445,349
----------------------------------------------------------------------------


                                                       SHARES       VALUE
                                                       ------    -----------

FOREIGN  COMMON STOCKS(b)--33.2%

ELECTRIC UTILITIES--12.4%
E.ON AG (Germany)                                       3,170    $   382,664
Endesa SA (Spain)                                       9,400        321,322
Enel S.p.A. (Italy)                                    42,630        376,288
Fortum Oyj (Finland)                                   11,900        322,567
Scottish and Southern Energy plc (United Kingdom)      19,420        438,948
Scottish Power plc (United Kingdom)                    17,575        198,618
                                                                 -----------
                                                                   2,040,407
                                                                 -----------

INTEGRATED TELECOMMUNICATION SERVICES--12.1%
BCE, Inc. (Canada)                                     11,080        253,067
BT Group plc Sponsored ADR (United Kingdom)             7,530        334,483
Chunghwa Telecom Co. Ltd. Sponsored ADR (Taiwan)       17,590        326,646
Koninklijke (Royal) KPN N.V.
  Sponsored ADR (Netherlands)                          25,050        284,568
Telecom Corporation of New Zealand Ltd.
  Sponsored ADR (New Zealand)                          14,790        300,237
Telecom Italia S.p.A Sponsored ADR (Italy)              9,630        259,047
TeliaSonera AB (Sweden)                                41,200        230,952
                                                                 -----------
                                                                   1,989,000
                                                                 -----------

MULTI-UTILITIES--7.0%
National Grid plc (United Kingdom)                     37,270        424,338
RWE AG (Germany)                                        5,790        508,633
Suez SA (France)                                        5,000        207,322
                                                                 -----------
                                                                   1,140,293
                                                                 -----------

WIRELESS TELECOMMUNICATION SERVICES--1.7%
Vodafone Group plc Sponsored  ADR (United Kingdom)     12,460        270,133
                                                                 -----------
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $5,201,237)                                       5,439,833
----------------------------------------------------------------------------

DOMESTIC PREFERRED STOCKS--0.9%

ELECTRIC UTILITIES--0.9%
Southern California Edison Co.                          1,520        148,770
                                                                 -----------
----------------------------------------------------------------------------
TOTAL DOMESTIC PREFERRED STOCKS
(IDENTIFIED COST $152,913)                                           148,770
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.8%
(IDENTIFIED COST $15,093,421)                                     16,033,952
                                                                 -----------

PHOENIX GLOBAL UTILITIES FUND

                                                    PAR VALUE
                                                      (000)         VALUE
                                                    ---------    -----------

SHORT-TERM INVESTMENTS--1.6%

COMMERCIAL PAPER(c)--1.6%
FHLB 4.95%, 8/1/06                                    $   255    $   255,000
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $255,000)                                           255,000
----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.4%
(IDENTIFIED COST $15,348,421)                                     16,288,952(a)

Other assets and liabilities, net--0.6%                              105,911
                                                                 -----------
NET ASSETS--100.0%                                               $16,394,863
                                                                 ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,365,498 and gross depreciation of $429,792 for federal income tax purposes. At July 31, 2006, the aggregate cost of securities for federal income tax purposes was $15,353,246.
(b) A common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(c) The rate shown is the discount rate.

PHOENIX INCOME & GROWTH FUND

                             SCHEDULE OF INVESTMENTS
                                  JULY 31, 2006
                                   (UNAUDITED)

                                                    PAR VALUE
                                                      (000)         VALUE
                                                    ---------    -----------

U.S. GOVERNMENT SECURITIES--2.2%

U.S. TREASURY BONDS--1.1%
U.S. Treasury Bond 5.375%, 2/15/31                    $  2,100   $  2,171,366
U.S. Treasury Bond 4.50%, 2/15/36                        1,280      1,168,300
                                                                 ------------
                                                                    3,339,666
                                                                 ------------

U.S. TREASURY NOTES--1.1%
U.S. Treasury Note 4.875%, 5/15/09                         805        803,931
U.S. Treasury Note 5.125%, 6/30/11                         750        756,738
U.S. Treasury Note 5.125%, 5/15/16                       1,950      1,970,262
                                                                 ------------
                                                                    3,530,931
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $6,794,554)                                        6,870,597
-----------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--9.9%

FHLMC 5.75%, 12/15/18                                      321        320,493
FNMA 5%, '18-'36                                        13,997     13,386,544
FNMA 4.50%, 6/1/19                                       2,332      2,230,318
FNMA 4%, 7/1/19                                            732        683,266
FNMA 6%, 11/1/31                                           404        403,265
FNMA 5.50%, '34-'36                                     10,618     10,352,875
FNMA 6%, 7/1/34                                            720        717,188
FNMA 6%, 5/1/35                                          1,052      1,045,191
GNMA 6.50%, '23-'24                                      1,879      1,914,641
-----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $31,893,470)                                      31,053,781
-----------------------------------------------------------------------------

MUNICIPAL BONDS--4.2%

CALIFORNIA--2.4%
Alameda Corridor Transportation Authority Taxable
   Series C 6.50%, 10/1/19 (MBIA Insured)                4,000      4,248,920
Long Beach Pension Obligation Taxable (Unrefunded
   Balance) 6.87%, 9/1/06 (FSA Insured)                    675        675,695
San Bernardino County Pension Obligation Taxable
   Series A 5.43%, 8/1/13 (FGIC Insured)                 1,050      1,040,382


                                                    PAR VALUE
                                                      (000)         VALUE
                                                    ---------    -----------

CALIFORNIA--(CONTINUED)
University of California Series F 4.375%,
   5/15/30 (FSA Insured)                              $  1,700   $  1,623,619
                                                                 ------------
                                                                    7,588,616
                                                                 ------------

PENNSYLVANIA--1.4%
City of Pittsburgh Pension Obligation Taxable
   Series C 6.50%, 3/1/17 (FGIC Insured)                 4,250      4,496,288

TEXAS--0.4%
Dallas-Fort Worth International Airport
   Facilities Improvement Corp. Taxable 6.40%,
   11/1/07 (MBIA Insured)                                1,200      1,214,268
-----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $13,443,947)                                      13,299,172
-----------------------------------------------------------------------------

ASSET-BACKED SECURITIES--4.3%

AmeriCredit Automobile Receivables Trust 03-BX,
   A4A 2.72%, 1/6/10                                       180        177,939
Associates Manufactured Housing Pass Through
   Certificate 97-2, A6 7.075%, 3/15/28(c)                 580        588,328
Bayview Financial Acquisition Trust 06-A,
   1A2 5.483%, 2/28/41(c)                                  488        481,711
Bombardier Capital Mortgage Securitization
   Corp. 99-A, A3 5.98%, 1/15/18                           625        567,191
Carmax Auto Owner Trust 05-2, A4 4.34%, 9/15/10            300        292,858
GMAC Mortgage Corp. Loan Trust 05-HE2, A3
   4.622%, 11/25/35(c)                                   1,100      1,083,844
JPMorgan Mortgage Trust 05-S3, 2A2 5.50%,
   1/25/21                                                 785        771,093
Long Beach Auto Receivables Trust 04-A,
   A2 2.841%, 7/15/10(c)                                   963        939,228
MASTR Asset Backed Securities Trust 06-AB1,
   M8 6%, 2/25/36(c)                                       630        582,159
Merrill Lynch Mortgage Investors, Inc. 05-NCA A
   5.645%, 2/25/36(c)                                      601        601,550
Morgan Stanley Auto Loan Trust 04-HB1, A4
   3.33%, 10/15/11                                       2,000      1,960,234
Onyx Acceptance Grantor Trust 03-D, A4 3.20%,
   3/15/10                                                 805        794,557

PHOENIX INCOME & GROWTH FUND

                                                    PAR VALUE
                                                      (000)         VALUE
                                                    ---------    -----------

Renaissance Home Equity Loan Trust 06-1,
   AF2 5.533%, 5/25/36(c)                             $  1,200   $  1,191,750
Residential Funding Mortgage Securities I,
   Inc. 05-SA1, 2A 4.886%, 3/25/35(c)                    1,227      1,219,240
Residential Funding Mortgage Securities II,
   Inc. 04-HI3, A4 4.63%, 1/25/20                        1,425      1,404,193
Residential Funding Mortgage Securities II,
   Inc. 06-HSA1, A3 5.23%, 2/25/36(c)                      810        797,977
-----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $13,662,809)                                      13,453,852
-----------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--9.4%

ADVERTISING--0.1%
Lamar Media Corp. 6.625%, 8/15/15                          250        233,438

AGRICULTURAL PRODUCTS--0.1%
Corn Products International, Inc. 8.25%, 7/15/07           500        509,058

AIRLINES--0.7%
American Airlines, Inc. 01-1 6.977%, 11/23/22              791        762,097
JetBlue Airways Corp. 04-1 9.579%, 3/15/08(c)              796        800,601
United Airlines, Inc. 01-1 6.071%, 3/1/13                  716        716,927
                                                                 ------------
                                                                    2,279,625
                                                                 ------------

AUTOMOBILE MANUFACTURERS--0.1%
DaimlerChrysler NA Holding Corp. 6.50%, 11/15/13           165        166,783

BROADCASTING & CABLE TV--0.4%
Comcast Corp. 5.30%, 1/15/14                               500        475,199
Echostar DBS Corp. 5.75%, 10/1/08                          750        742,500
                                                                 ------------
                                                                    1,217,699
                                                                 ------------

BUILDING PRODUCTS--0.1%
Masco Corp. 4.80%, 6/15/15                                 400        359,051

COMMERCIAL PRINTING--0.1%
Donnelley (R.R.) & Sons Co. 5.50%, 5/15/15                 355        330,587

COMMUNICATIONS EQUIPMENT--0.1%
Cisco Systems, Inc. 5.50%, 2/22/16                         175        170,185

CONSUMER FINANCE--1.3%
Ford Motor Credit Co. 8.625%, 11/1/10                      665        639,830
General Electric Capital Corp. 6%, 6/15/12                 800        817,602
General Motors Acceptance Corp. 6.875%, 9/15/11            325        315,028
General Motors Acceptance Corp. 6.75%, 12/1/14             120        113,133


                                                    PAR VALUE
                                                      (000)         VALUE
                                                    ---------    -----------

CONSUMER FINANCE--(CONTINUED)
SLM Corp. 4.83%, 2/1/10(c)                            $  2,250   $  2,158,178
                                                                 ------------
                                                                    4,043,771
                                                                 ------------

DATA PROCESSING & OUTSOURCED SERVICES--0.2%
Convergys Corp. 4.875%, 12/15/09                           750        726,339

DIVERSIFIED BANKS--0.4%
National Capital Trust II 144A 5.486%, 12/29/49(b)(c)    1,000        931,458
Wachovia Corp. 4.875%, 2/15/14                             435        412,006
                                                                 ------------
                                                                    1,343,464
                                                                 ------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.2%
International Lease Finance Corp. 4.75%, 1/13/12(f)        625        597,166

DIVERSIFIED REIT'S--0.3%
Colonial Properties Trust 6.25%, 6/15/14                 1,000        998,674

ELECTRIC UTILITIES--0.7%
American Electric Power Co., Inc. 5.25%, 6/1/15            335        316,650
Entergy Gulf States, Inc. 3.60%, 6/1/08                    800        768,533
Entergy Gulf States, Inc. 5.70%, 6/1/15                  1,000        950,976
Southern Power Co. Series D 4.875%, 7/15/15                335        308,330
                                                                 ------------
                                                                    2,344,489
                                                                 ------------

ELECTRONIC EQUIPMENT MANUFACTURERS--0.3%
Mettler-Toledo International, Inc. 4.85%, 11/15/10       1,000        960,678

ENVIRONMENTAL & FACILITIES SERVICES--0.1%
Allied Waste North America, Inc. 6.125%, 2/15/14           500        459,375

HEALTH CARE DISTRIBUTORS--0.0%
AmerisourceBergen Corp. 5.625%, 9/15/12                    100         95,570

HOME FURNISHINGS--0.1%
Mohawk Industries, Inc. 6.125%, 1/15/16                    350        338,671

HOMEBUILDING--0.2%
Beazer Homes USA, Inc. 144A 8.125%, 6/15/16(b)             250        238,750
Horton (D.R.), Inc. 5.25%, 2/15/15                         350        311,547
                                                                 ------------
                                                                      550,297
                                                                 ------------

HOTELS, RESORTS & CRUISE LINES--0.1%
Royal Caribbean Cruises Ltd. 7.25%, 6/15/16                340        337,171

INTEGRATED TELECOMMUNICATION SERVICES--0.3%
AT&T, Inc. 5.625%, 6/15/16                                 550        526,519
Verizon Communications, Inc. 5.55%, 2/15/16                250        238,100

PHOENIX INCOME & GROWTH FUND

                                                    PAR VALUE
                                                      (000)         VALUE
                                                    ---------    -----------

INTEGRATED TELECOMMUNICATION SERVICES--(CONTINUED)
Verizon Global Funding Corp. 4.90%, 9/15/15           $    275   $    250,576
                                                                 ------------
                                                                    1,015,195
                                                                 ------------

INVESTMENT BANKING & BROKERAGE--0.3%
Merrill Lynch & Co., Inc. 6.05%, 5/16/16                   415        415,928
Morgan Stanley 5.375%, 10/15/15                            560        536,289
                                                                 ------------
                                                                      952,217
                                                                 ------------

LIFE & HEALTH INSURANCE--0.3%
Protective Life Secured Trust 5.67%, 5/10/10(c)          1,000        957,720

MOVIES & ENTERTAINMENT--0.1%
Time Warner, Inc. 6.875%, 5/1/12                           245        253,348

MULTI-LINE INSURANCE--0.1%
Assurant, Inc. 5.625%, 2/15/14                             170        165,312

MULTI-UTILITIES--0.4%
Dominion Resources, Inc. 5%, 3/15/13                       185        174,437
NiSource Finance Corp. 5.45%, 9/15/20                    1,110      1,004,587
                                                                 ------------
                                                                    1,179,024
                                                                 ------------

OFFICE REIT'S--0.1%
HRPT Properties Trust 5.75%, 11/1/15                       325        314,062

OFFICE SERVICES & SUPPLIES--0.1%
Pitney Bowes, Inc. 4.75%, 5/15/18                          450        405,040

OIL & GAS DRILLING--0.1%
Diamond Offshore Drilling, Inc. 4.875%, 7/1/15             475        438,812

OIL & GAS EXPLORATION & PRODUCTION--0.1%
Pioneer Natural Resources Co. 5.875%, 7/15/16              365        336,775

OIL & GAS REFINING & MARKETING--0.2%
Premcor Refining Group, Inc. (The)
   6.125%, 5/1/11                                          325        327,818
Tesoro Corp. 144A 6.625%, 11/1/15(b)                       355        341,688
                                                                 ------------
                                                                      669,506
                                                                 ------------

OIL & GAS STORAGE & TRANSPORTATION--0.5%
AmeriGas Partners LP 7.25%, 5/20/15                        500        487,500
Kinder Morgan Management LLC 5.70%, 1/5/16                 930        813,191
TEPPCO Partners LP 7.625%, 2/15/12                         150        160,135
                                                                 ------------
                                                                    1,460,826
                                                                 ------------

OTHER DIVERSIFIED FINANCIAL SERVICES--0 3%
Bosphorus Financial Services Ltd. 144A 6.97%,
   2/15/12(b)(c)                                           250        248,123


                                                    PAR VALUE
                                                      (000)         VALUE
                                                    ---------    -----------

OTHER DIVERSIFIED FINANCIAL SERVICES--(CONTINUED)
JPMorgan Chase & Co. 5.125%, 9/15/14                  $    625   $    595,233
                                                                 ------------
                                                                      843,356
                                                                 ------------

REAL ESTATE MANAGEMENT & DEVELOPMENT--0 1%
EOP Operating LP 4.75%, 3/15/14                            275        253,062

REGIONAL BANKS--0.2%
Rabobank Capital Funding II 144A 5.26%,
    12/29/49(b)(c)                                         500        477,027
Zions Bancorp 5.65%, 5/15/14                               250        244,772
                                                                 ------------
                                                                      721,799
                                                                 ------------


TOBACCO--0.2%
Reynolds American, Inc. 144A 7.30%, 7/15/15(b)             550        553,110

TRADING COMPANIES & DISTRIBUTORS--0.1%
United Rentals North America, Inc. 6.50%, 2/15/12          210        199,500

WIRELESS TELECOMMUNICATION SERVICES--0.3%
Nextel Communications, Inc. Series F 5.95%, 3/15/14        900        872,178
-----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $30,573,029)                                      29,652,933
-----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--15.4%

Bear Stearns Adjustable Rate Mortgage Trust
   05-12, 13A1 5.475%, 2/25/36(c)                          844        824,373
Bear Stearns Commercial Mortgage Securities
   06-PW12, A4 5.712%, 9/11/38(c)                          880        883,575
Citigroup Mortgage Loan Trust, Inc. 05-5,
   2A3 5%, 8/25/35                                         877        847,743
Citigroup/Deutsche Bank Commercial Mortgage
   Trust 05-CD1, AM 5.226%, 7/15/44(c)                     600        579,188
Citigroup/Deutsche Bank Commercial Mortgage
   Trust 06-CD2, A4 5.362%, 1/15/46(c)                   1,420      1,381,671
Countrywide Home Loan Mortgage Pass-Through
   Trust 04-13, 1A1 5.50%, 8/25/34                       1,069      1,061,634
Credit Suisse Mortgage Capital Certificates
   06-C1, A4 5.557%, 2/15/39(c)                          2,050      2,026,880
Crown Castle Towers LLC 05-1A, AFX 144A
   4.643%, 6/15/35(b)                                      915        882,075
CS First Boston Mortgage Securities Corp.
   05-12, 6A1 6%, 1/25/36                                1,641      1,617,730
CS First Boston Mortgage Securities Corp.
   98-C1 B 6.59%, 5/17/40                                3,000      3,058,095

                                                    PAR VALUE
                                                      (000)         VALUE
                                                    ---------    -----------

DLJ Commercial Mortgage Corp. 98-CF2, A1B
   6.24%, 11/12/31                                    $  1,385   $  1,402,100
First Horizon Asset Securities, Inc.
   05-AR1, 2A1 5.021%, 4/25/35(c)                        1,130      1,105,221
GMAC Commercial Mortgage Securities, Inc.
   97-C2, A3 6.566%, 4/15/29                               847        855,133
Greenwich Capital Commercial Funding Corp.
   04-GG1, A7 5.317%, 6/10/36(c)                         4,100      4,013,870
Greenwich Capital Commercial Funding Corp.
   05-GG5, AJ 5.301%, 4/10/37(c)                         1,000        965,000
GS Mortgage Securities Corp. II 05-GG4, AJ
   4.782%, 7/10/39                                         950        885,849
GS Mortgage Securities Corp. II 99-C1, A2
   6.11%, 11/18/30(c)                                    1,903      1,921,249
JPMorgan Chase Commercial Mortgage Securities
   Corp. 01-CIBC, A3 6.26%, 3/15/33                      1,100      1,128,032
JPMorgan Mortgage Trust 05-S2, 2A15 6%, 9/25/35          2,147      2,118,632
JPMorgan Mortgage Trust 06-S1, 1A1 6%, 4/25/36           1,604      1,581,649
Lehman Brothers - UBS Commercial Mortgage Trust
   04-C7, A6 4.786%, 10/15/29(c)                         1,800      1,697,062
Lehman Brothers Commercial Conduit Mortgage
   Trust 99-C2, A2 7.325%, 10/15/32                      2,000      2,089,888
MASTR Alternative Loans Trust 05-5, 3A1 5.75%,
   8/25/35                                               1,166      1,146,897
MASTR Resecuritization Trust 05-1 144A 5%,
   10/28/34(b)                                             632        594,836
Merrill Lynch Mortgage Trust 06-C1, AM 5.661%,
   5/12/39(c)                                              850        849,967
Morgan Stanley Capital I 06-T23, A4 5.983%,
   8/12/41(c)                                              955        968,092
Residential Accredit Loans, Inc. 06-QA1, A21
   6.005%, 1/25/36(c)                                    1,657      1,663,087
Structured Asset Securities Corp. 03-32, 1A1
   5.23%, 11/25/33(c)                                      768        731,558
Structured Asset Securities Corp. 05-17, 1A6
   5.50%, 10/25/35                                         984        944,577
Structured Asset Securities Corp. 05-6, 4A1
   5%, 5/25/35                                           1,536      1,446,632
Wells Fargo Mortgage Backed Securities Trust
   04-EE, 2A3 3.989%, 12/25/34(c)                        1,124      1,089,190
Wells Fargo Mortgage Backed Securities Trust
   05-14, 2A1 5.50%, 12/25/35                            1,720      1,648,257


                                                    PAR VALUE
                                                      (000)         VALUE
                                                    ---------    -----------

Wells Fargo Mortgage Backed Securities Trust
   05-5, 1A1 5%, 5/25/20                              $    904   $    870,842
Wells Fargo Mortgage Backed Securities Trust
   05-AR10, 2A16 4.11%, 6/25/35(c)                       1,000        970,312
Wells Fargo Mortgage Backed Securities Trust
   05-AR16, 6A3 4.999%, 10/25/35(c)                        774        760,805
Wells Fargo Mortgage Backed Securities Trust
   05-AR4, 2A1 4.503%, 4/25/35(c)                        1,632      1,585,329
-----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $49,346,266)                                      48,197,030
-----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--1.3%

BRAZIL--0.1%
Federative Republic of Brazil 11%, 1/11/12                 250        303,125

GERMANY--0.1%
Federal Republic of Germany 144A 3.25%,
   4/17/09(b)                                              315(g)     398,969

MEXICO--0.2%
United Mexican States 5.875%, 1/15/14                      550        549,175

PANAMA--0.3%
Republic of Panama 7.25%, 3/15/15                          275        285,588
Republic of Panama 9.375%, 1/16/23                         675        832,781
                                                                 ------------
                                                                    1,118,369
                                                                 ------------

PHILIPPINES--0.2%
Republic of Philippines 8.375%, 2/15/11                    445        475,037
Republic of Philippines 10.625%, 3/16/25                    75         96,469
                                                                 ------------
                                                                      571,506
                                                                 ------------

RUSSIA--0.3%
Russian Federation RegS 5%, 3/31/30(c)(e)                  750        816,787

TURKEY--0.1%
Republic of Turkey 12.375%, 6/15/09                        200        229,000

-----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $3,928,084)                                        3,986,931
-----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(d)--3.8%

AUSTRALIA--0.2%
United Energy Distribution Holdings Property
   Ltd. 144A 5.45%, 4/15/16(b)                             500        484,265
Westfield Capital Corp. 144A 5.125%, 11/15/14(b)           200        189,451
                                                                 ------------
                                                                      673,716
                                                                 ------------

                                                    PAR VALUE
                                                      (000)         VALUE
                                                    ---------    -----------

CANADA--0.1%
Husky Energy, Inc. 6.15%, 6/15/19                     $    170   $    168,068

CHILE--1.1%
Banco Santander Chile 144A 5.375%, 12/9/14(b)              325        312,216
Celulosa Arauco y Constitucion SA 5.625%,
   4/20/15                                                 435        410,510
Enersis SA 7.375%, 1/15/14                               1,300      1,341,605
Petropower I Funding Trust 144A 7.36%,
   2/15/14(b)                                            1,435      1,349,800
                                                                 ------------
                                                                    3,414,131
                                                                 ------------

FINLAND--0.1%
Stora Enso Oyj 144A 6.404%, 4/15/16(b)                     335        332,221

GERMANY--0.3%
Deutsche Bank AG NY Series GS 4.313%, 3/22/12(c)         1,000        950,900

KAZAKHSTAN--0.5%
Kazkommerts International BV 144A 7%, 11/3/09(b)         1,500      1,507,500

MEXICO--0.1%
America Movil SA de CV 5.75%, 1/15/15                      425        410,144

RUSSIA--0.2%
Gazprom RegS (Morgan Stanley AG) 9.625%, 3/1/13(e)         500        585,000

SINGAPORE--0.3%
Chartered Semiconductor Manufacturing Ltd.
   5.75%, 8/3/10                                           345        339,610
DBS Bank Ltd. 144A 5%, 11/15/19(b)(c)                      700        650,916
                                                                 ------------
                                                                      990,526
                                                                 ------------

SOUTH KOREA--0.1%
Korea Development Bank 3.875%, 3/2/09                      350        336,014

UNITED KINGDOM--0.4%
HBOS plc 144A 5.375%, 11/29/49(b)(c)                       750        718,579
Tate & Lyle International Finance plc 144A
   6.625%, 6/15/16(b)                                      325        329,331
Vodafone Group plc 5%, 9/15/15                             175        160,312
                                                                 ------------
                                                                    1,208,222
                                                                 ------------

UNITED STATES--0.4%
Amvescap plc 5.375%, 12/15/14                            1,000        955,559


                                                    PAR VALUE
                                                      (000)         VALUE
                                                    ---------    -----------

UNITED STATES--(CONTINUED)
XL Capital Europe plc 6.50%, 1/15/12                  $    335   $    342,027
                                                                 ------------
                                                                    1,297,586
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $12,323,404)                                      11,874,028
-----------------------------------------------------------------------------

                                                       SHARES        VALUE
                                                      --------   ------------

DOMESTIC COMMON STOCKS--47.3%


AEROSPACE & DEFENSE--2.0%
Boeing Co. (The)                                         8,600        665,812
General Dynamics Corp.                                   5,500        368,610
Honeywell International, Inc.                           19,400        750,780
Lockheed Martin Corp.                                   13,700      1,091,616
Northrop Grumman Corp.                                   9,200        608,948
Raytheon Co.                                            10,400        468,728
United Technologies Corp.                               35,800      2,226,402
                                                                 ------------
                                                                    6,180,896
                                                                 ------------

AIR FREIGHT & LOGISTICS--0.1%
Pacer International, Inc.                                4,300        128,355
United Parcel Service, Inc. Class B                      2,900        199,839
                                                                 ------------
                                                                      328,194
                                                                 ------------

APPAREL RETAIL--0.2%
Gap, Inc. (The)                                         32,100        556,935

APPAREL, ACCESSORIES & LUXURY GOODS--0.1%
VF Corp.                                                 6,100        413,702

APPLICATION SOFTWARE--0.2%
Autodesk, Inc.(h)                                        3,900        133,029
Intuit, Inc.(h)                                         13,600        419,832
                                                                 ------------
                                                                      552,861
                                                                 ------------

ASSET MANAGEMENT & CUSTODY BANKS--0.9%
Bank of New York Co., Inc. (The)                        18,500        621,785
Federated Investors, Inc. Class B                       10,100        313,201
Franklin Resources, Inc.                                 6,100        557,845
Northern Trust Corp.                                    14,500        827,950
State Street Corp.                                      10,400        624,624
                                                                 ------------
                                                                    2,945,405
                                                                 ------------

AUTOMOBILE MANUFACTURERS--0.1%
Ford Motor Co.                                          34,900        232,783

BREWERS--0.2%
Anheuser-Busch Cos., Inc.                               13,000        625,950

PHOENIX INCOME & GROWTH FUND

                                                       SHARES        VALUE
                                                      --------   ------------

BROADCASTING & CABLE TV--0.1%
CBS Corp. Class B                                       14,400   $    394,992

BUILDING PRODUCTS--0.2%
Masco Corp.                                             18,400        491,832
USG Corp.(h)                                             2,000         92,720
                                                                 ------------
                                                                      584,552
                                                                 ------------

COAL & CONSUMABLE FUELS--0.0%
Foundation Coal Holdings, Inc.                           3,100        118,234

COMMERCIAL PRINTING--0.1%
Donnelley (R.R.) & Sons Co.                             14,600        426,174

COMMUNICATIONS EQUIPMENT--1.4%
Cisco Systems, Inc.(h)                                 118,500      2,115,225
Harris Corp.                                             6,200        282,410
Motorola, Inc.                                          77,700      1,768,452
Tellabs, Inc.(h)                                        15,300        143,820
                                                                 ------------
                                                                    4,309,907
                                                                 ------------

COMPUTER HARDWARE--1.7%
Dell, Inc.(h)                                           43,100        934,408
Hewlett-Packard Co.                                     51,100      1,630,601
International Business Machines Corp.                   34,800      2,693,868
NCR Corp.(h)                                             4,500        144,630
                                                                 ------------
                                                                    5,403,507
                                                                 ------------

COMPUTER STORAGE & PERIPHERALS--0.2%
EMC Corp.(h)                                            31,000        314,650
Emulex Corp.(h)                                         18,300        272,487
                                                                 ------------
                                                                      587,137
                                                                 ------------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.2%
PACCAR, Inc.                                             5,700        460,275
Toro Co. (The)                                           7,800        322,998
                                                                 ------------
                                                                      783,273
                                                                 ------------

CONSUMER FINANCE--0.5%
American Express Co.                                    22,500      1,171,350
Capital One Financial Corp.                              6,900        533,715
                                                                 ------------
                                                                    1,705,065
                                                                 ------------

DATA PROCESSING & OUTSOURCED SERVICES--0.3%
CheckFree Corp.(h)                                       2,500        111,250
Computer Sciences Corp.(h)                               2,600        136,214
Fiserv, Inc.(h)                                         15,400        672,364
                                                                 ------------
                                                                      919,828
                                                                 ------------

DEPARTMENT STORES--1.0%
Federated Department Stores, Inc.                       30,600      1,074,366


                                                       SHARES        VALUE
                                                      --------   ------------

DEPARTMENT STORES--(CONTINUED)
Nordstrom, Inc.                                         24,700   $    847,210
Penney (J.C.) Co., Inc.                                 17,600      1,108,096
                                                                 ------------
                                                                    3,029,672
                                                                 ------------

DIVERSIFIED BANKS--1.5%
Comerica, Inc.                                           7,100        415,705
U.S. Bancorp                                            16,100        515,200
Wachovia Corp.                                          52,400      2,810,212
Wells Fargo & Co.                                       12,700        918,718
                                                                 ------------
                                                                    4,659,835
                                                                 ------------

DIVERSIFIED CHEMICALS--0.2%
Dow Chemical Co. (The)                                  14,800        511,784
PPG Industries, Inc.                                     2,100        129,234
                                                                 ------------
                                                                      641,018
                                                                 ------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.1%
Dun & Bradstreet Corp.(h)                                5,200        346,944

DIVERSIFIED METALS & MINING--0.2%
Freeport-McMoRan Copper & Gold, Inc. Class B
   (Indonesia)                                          11,100        605,616

ELECTRIC UTILITIES--0.1%
PPL Corp.                                               13,400        455,868

ELECTRICAL COMPONENTS & EQUIPMENT--0.4%
Emerson Electric Co.                                    16,300      1,286,396

ELECTRONIC MANUFACTURING SERVICES--0.1%
Sanmina-SCI Corp.(h)                                    48,900        169,194

FOOD RETAIL--0.1%
Kroger Co. (The)                                        14,800        339,364

FOOTWEAR--0.2%
Nike, Inc. Class B                                       8,600        679,400

GENERAL MERCHANDISE STORES--0.0%
Dollar General Corp.                                     9,200        123,464

HEALTH CARE DISTRIBUTORS--0.5%
Cardinal Health, Inc.                                   11,100        743,700
McKesson Corp.                                          18,600        937,254
                                                                 ------------
                                                                    1,680,954
                                                                 ------------

HEALTH CARE EQUIPMENT--0.7%
Baxter International, Inc.                              17,900        751,800
Becton, Dickinson & Co.                                 18,200      1,199,744
Kinetic Concepts, Inc.(h)                                3,700        164,872
                                                                 ------------
                                                                    2,116,416
                                                                 ------------

PHOENIX INCOME & GROWTH FUND

                                                       SHARES        VALUE
                                                      --------   ------------

HEALTH CARE SERVICES--0.1%
Caremark Rx, Inc.                                        8,700   $    459,360

HEALTH CARE SUPPLIES--0.1%
Bausch & Lomb, Inc.                                      9,900        468,270

HOME IMPROVEMENT RETAIL--0.7%
Home Depot, Inc. (The)                                  34,500      1,197,495
Sherwin-Williams Co. (The)                              19,600        991,760
                                                                 ------------
                                                                    2,189,255
                                                                 ------------

HOUSEHOLD APPLIANCES--0.3%
Black & Decker Corp. (The)                              11,000        775,610
Whirlpool Corp.                                          2,600        200,694
                                                                 ------------
                                                                      976,304
                                                                 ------------

HOUSEHOLD PRODUCTS--0.8%
Colgate-Palmolive Co.                                   18,100      1,073,692
Kimberly-Clark Corp.                                    21,500      1,312,575
                                                                 ------------
                                                                    2,386,267
                                                                 ------------

HOUSEWARES & SPECIALTIES--0.2%
Newell Rubbermaid, Inc.                                 26,500        698,540

HUMAN RESOURCES & EMPLOYMENT SERVICES--0.0%
Labor Ready, Inc.(h)                                     4,500         73,395

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.2%
Constellation Energy Group, Inc.                        11,200        648,592

INDUSTRIAL CONGLOMERATES--0.9%
3M Co.                                                   3,200        225,280
General Electric Co.                                    75,700      2,474,633
                                                                 ------------
                                                                    2,699,913
                                                                 ------------

INDUSTRIAL MACHINERY--0.9%
Danaher Corp.                                            3,600        234,720
Dover Corp.                                              4,200        197,988
Eaton Corp.                                             15,500        993,550
Illinois Tool Works, Inc.                               23,500      1,074,655
Parker-Hannifin Corp.                                    4,400        317,856
                                                                 ------------
                                                                    2,818,769
                                                                 ------------

INSURANCE BROKERS--0.1%
AON Corp.                                                7,800        266,994

INTEGRATED OIL & GAS--4.7%
Chevron Corp.                                           37,300      2,453,594
ConocoPhillips                                          21,599      1,482,555
Exxon Mobil Corp.                                      107,100      7,254,954
Marathon Oil Corp.                                       3,300        299,112


                                                       SHARES        VALUE
                                                      --------   ------------

INTEGRATED OIL & GAS--(CONTINUED)
Occidental Petroleum Corp.                              28,800   $  3,103,200
                                                                 ------------
                                                                   14,593,415
                                                                 ------------

INTEGRATED TELECOMMUNICATION SERVICES--2.1%
AT&T, Inc.                                              82,600      2,477,174
BellSouth Corp.                                         33,700      1,320,029
Citizens Communications Co.                             53,900        691,537
Qwest Communications International, Inc.(h)             26,100        208,539
Verizon Communications, Inc.                            60,000      2,029,200
                                                                 ------------
                                                                    6,726,479
                                                                 ------------

INTERNET RETAIL--0.1%
IAC/InterActiveCorp.(h)                                 11,400        270,294

INTERNET SOFTWARE & SERVICES--0.1%
VeriSign, Inc.(h)                                       20,300        363,979

INVESTMENT BANKING & BROKERAGE--0.9%
Merrill Lynch & Co., Inc.                               27,100      1,973,422
Morgan Stanley                                          10,900        724,850
                                                                 ------------
                                                                    2,698,272
                                                                 ------------

LIFE & HEALTH INSURANCE--1.8%
AFLAC, Inc.                                             13,900        613,546
Lincoln National Corp.                                  18,000      1,020,240
MetLife, Inc.                                           38,700      2,012,400
Principal Financial Group, Inc. (The)                   14,200        766,800
Protective Life Corp.                                    2,100         97,251
Prudential Financial, Inc.                              11,800        927,952
StanCorp Financial Group, Inc.                           2,300         99,107
                                                                 ------------
                                                                    5,537,296
                                                                 ------------

LIFE SCIENCES TOOLS & SERVICES--0.4%
Applera Corp. - Applied Biosystems Group                 9,000        289,350
Fisher Scientific International, Inc.(h)                 8,900        659,579
PerkinElmer, Inc.                                       25,100        452,553
                                                                 ------------
                                                                    1,401,482
                                                                 ------------

MANAGED HEALTH CARE--0.9%
Aetna, Inc.                                             21,300        670,737
CIGNA Corp.                                              4,800        438,000
UnitedHealth Group, Inc.                                16,700        798,761
WellPoint, Inc.(h)                                      13,800      1,028,100
                                                                 ------------
                                                                    2,935,598
                                                                 ------------

METAL & GLASS CONTAINERS--0.1%
Crown Holdings, Inc.(h)                                 18,200        303,212
Silgan Holdings, Inc.                                    3,500        129,535
                                                                 ------------
                                                                      432,747
                                                                 ------------

                                                       SHARES        VALUE
                                                      --------   ------------

MORTGAGE REIT'S--0.1%
American Home Mortgage Investment Corp.                  6,800   $    237,456

MOTORCYCLE MANUFACTURERS--0.0%
Harley-Davidson, Inc.                                    2,600        148,200

MOVIES & ENTERTAINMENT--1.2%
Time Warner, Inc.                                      145,800      2,405,700
Viacom, Inc. Class B(h)                                 14,400        501,840
Walt Disney Co. (The)                                   17,700        525,513
Warner Music Group Corp.                                11,800        287,330
                                                                 ------------
                                                                    3,720,383
                                                                 ------------

MULTI-LINE INSURANCE--0.1%
Hartford Financial Services Group, Inc. (The)            1,900        161,196
Unitrin, Inc.                                            2,000         80,000
                                                                 ------------
                                                                      241,196
                                                                 ------------

OIL & GAS DRILLING--0.3%
Grey Wolf, Inc.(h)                                      58,100        445,046
TODCO(h)                                                 9,400        358,234
                                                                 ------------
                                                                      803,280
                                                                 ------------

OIL & GAS EXPLORATION & PRODUCTION--0.2%
Devon Energy Corp.                                       7,900        510,656

OIL & GAS REFINING & MARKETING--0.1%
Sunoco, Inc.                                             4,000        278,160

OTHER DIVERSIFIED FINANCIAL SERVICES--3 7%
Bank of America Corp.                                  108,899      5,611,566
Citigroup, Inc.                                         48,600      2,347,866
JPMorgan Chase & Co.                                    77,100      3,517,302
                                                                 ------------
                                                                   11,476,734
                                                                 ------------

PACKAGED FOODS & MEATS--1.0%
Campbell Soup Co.                                       16,400        601,552
General Mills, Inc.                                     14,100        731,790
Kellogg Co.                                             36,600      1,763,022
                                                                 ------------
                                                                    3,096,364
                                                                 ------------

PERSONAL PRODUCTS--0.2%
Estee Lauder Cos., Inc. (The) Class A                   13,200        492,624

PHARMACEUTICALS--3.5%
Abbott Laboratories                                     28,100      1,342,337
Barr Pharmaceuticals, Inc.(h)                            6,400        318,464
Endo Pharmaceuticals Holdings, Inc.(h)                   9,700        301,379
Johnson & Johnson                                       62,200      3,890,610
Merck & Co., Inc.                                       21,400        861,778
Pfizer, Inc.                                           134,600      3,498,254
Watson Pharmaceuticals, Inc.(h)                          4,100         91,799


                                                       SHARES        VALUE
                                                      --------   ------------

PHARMACEUTICALS--(CONTINUED)
Wyeth                                                   11,300   $    547,711
                                                                 ------------
                                                                   10,852,332
                                                                 ------------

PROPERTY & CASUALTY INSURANCE--1.3%
Allstate Corp. (The)                                    37,000      2,102,340
Cincinnati Financial Corp.                               2,600        122,616
Philadelphia Consolidated Holding Co.(h)                 2,800         94,836
Progressive Corp. (The)                                 17,700        428,163
St. Paul Travelers Cos., Inc. (The)                     32,100      1,470,180
                                                                 ------------
                                                                    4,218,135
                                                                 ------------

RAILROADS--0.2%
Burlington Northern Santa Fe Corp.                       3,800        261,858
Norfolk Southern Corp.                                   8,000        347,360
                                                                 ------------
                                                                      609,218
                                                                 ------------

REGIONAL BANKS--0.4%
Bank of Hawaii Corp.                                     6,300        312,102
KeyCorp                                                 14,200        523,980
National City Corp.                                      4,000        144,000
SunTrust Banks, Inc.                                     2,600        205,062
Synovus Financial Corp.                                  7,100        200,646
                                                                 ------------
                                                                    1,385,790
                                                                 ------------

RESTAURANTS--0.7%
McDonald's Corp.                                        42,000      1,486,380
Yum! Brands, Inc.                                       13,400        603,000
                                                                 ------------
                                                                    2,089,380
                                                                 ------------

RETAIL REIT'S--0.1%
New Plan Excel Realty Trust                              7,900        204,768

SEMICONDUCTOR EQUIPMENT--0.1%
Amkor Technology, Inc.(h)                               13,000         80,340
Lam Research Corp.(h)                                    5,200        216,268
                                                                 ------------
                                                                      296,608
                                                                 ------------

SEMICONDUCTORS--1.5%
Advanced Micro Devices, Inc.(h)                         13,100        254,009
Freescale Semiconductor, Inc. Class B(h)                15,300        436,356
Intel Corp.                                             94,600      1,702,800
LSI Logic Corp.(h)                                      29,400        241,080
National Semiconductor Corp.                            12,500        290,750
NVIDIA Corp.(h)                                          9,200        203,596
OmniVision Technologies, Inc.(h)                        11,900        226,100
ON Semiconductor Corp.(h)                               32,800        206,312
Texas Instruments, Inc.                                 34,400      1,024,432
Zoran Corp.(h)                                          11,800        189,390
                                                                 ------------
                                                                    4,774,825
                                                                 ------------

                                                       SHARES        VALUE
                                                      --------   ------------

SOFT DRINKS--0.7%
Coca-Cola Co. (The)                                     26,400   $  1,174,800
Pepsi Bottling Group, Inc. (The)                        31,900      1,060,675
PepsiAmericas, Inc.                                      5,000        113,000
                                                                 ------------
                                                                    2,348,475
                                                                 ------------

SPECIALTY CHEMICALS--0.1%
Rohm and Haas Co.                                        4,700        216,764

SPECIALTY STORES--0.1%
Barnes & Noble, Inc.                                     2,800         93,856
Staples, Inc.                                            4,400         95,128
                                                                 ------------
                                                                      188,984
                                                                 ------------

STEEL--0.1%
Chaparral Steel Co.(h)                                   1,700        119,323
Steel Dynamics, Inc.                                     1,600         92,832
                                                                 ------------
                                                                      212,155
                                                                 ------------

SYSTEMS SOFTWARE--1.4%
BMC Software, Inc.(h)                                   10,100        236,542
Microsoft Corp.                                        120,000      2,883,600
Oracle Corp.(h)                                         82,800      1,239,516
Symantec Corp.(h)                                        6,800        118,116
                                                                 ------------
                                                                    4,477,774
                                                                 ------------

TECHNOLOGY DISTRIBUTORS--0.1%
Arrow Electronics, Inc.(h)                               7,800        220,428

TOBACCO--0.8%
Loews Corp. - Carolina Group                            16,700        958,246
Reynolds American, Inc.                                 11,000      1,394,580
                                                                 ------------
                                                                    2,352,826
                                                                 ------------


WIRELESS TELECOMMUNICATION SERVICES--0.3%
Sprint Nextel Corp.                                     47,400        938,520

-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $117,747,400)                                    148,240,792
-----------------------------------------------------------------------------


                                                       SHARES        VALUE
                                                      --------   ------------

EXCHANGE TRADED FUNDS--0.7%

SPDR Trust Series I                                     18,200   $  2,326,870
-----------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $2,275,819)                                        2,326,870
-----------------------------------------------------------------------------

FOREIGN  COMMON STOCKS(d)--0.7%

INDUSTRIAL CONGLOMERATES--0.2%
Tyco International Ltd. (United States)                 18,600        485,274

INDUSTRIAL MACHINERY--0.5%
Ingersoll-Rand Co. Ltd. Class A (United States)         47,500      1,700,500
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,388,389)                                        2,185,774
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.2%
(IDENTIFIED COST $283,377,171)                                    311,141,760
-----------------------------------------------------------------------------


                                                      PAR VALUE
                                                        (000)       VALUE
                                                      ---------  ------------

SHORT-TERM INVESTMENTS--0.7%

COMMERCIAL PAPER(i)--0.7%
Clipper Receivables Co. LLC 5.29%, 8/1/06             $  2,195      2,195,000
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,195,000)                                        2,195,000
-----------------------------------------------------------------------------
TOTAL INVESTMENTS--99.9%
(IDENTIFIED COST $285,572,171)                                    313,336,760(a)

Other assets and liabilities, net--0.1%                               199,028

NET ASSETS--100.0%                                               $313,535,788


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $32,670,440 and gross depreciation of $8,230,253 for federal income tax purposes. At July 31, 2006, the aggregate cost of securities for federal income tax purposes was $288,896,573.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2006, these securities amounted to a value of $10,540,315 or 3.4% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) Corporate bonds and common stocks are considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header or parenthetically, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.
(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(f) All or a portion segregated as collateral for forward currency contract.
(g) Par value represents Euro.
(h) Non-income producing.
(i) The rate shown is the discount rate.

PHOENIX INVESTMENT SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
JULY 31, 2006 (UNAUDITED)


   NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

        The following is a summary of significant accounting policies consistently followed by the Phoenix Investment Series Fund in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

   A. SECURITY VALUATION

        Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

        Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

        As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

       Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

        Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

   B. SECURITY TRANSACTIONS AND RELATED INCOME

        Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

   C. FOREIGN CURRENCY TRANSLATION

        Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

   D. FOREIGN SECURITY COUNTRY DETERMINATION

        A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

   E. FORWARD CURRENCY CONTRACTS

        Each Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Notes to Schedules of Investments. A risk arises from the possible movements in foreign exchange rates or if counterparty does not perform under the contract.

        A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers.

       At July 31, 2006, the Income & Growth Fund had entered into forward currency contracts as follows:

                                                                    Net
                   In                                            Unrealized
Contract to        Exchange         Settlement                   Appreciation
Receive            For              Date            Value        (Depreciation)
------------       --------         -----------     -----        --------------
JPY 49,245,600    USD 451,256       8/14/06         $430,500     $(20,756)
                                                                 =======


                                                                    Net
                   In                                            Unrealized
Contract to        Exchange         Settlement                   Appreciation
Sell               For              Date            Value        (Depreciation)
------------       --------         -----------     -----        --------------
JPY 45,570,735    USD 415,000       8/10/06         $398,123     $16,877
                                                                 =======

   JPY Japanese Yen                USD United States Dollars


   F. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

        Certain Funds may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased.

   G. REIT INVESTMENTS

        Dividend income is recorded using management's estimates of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from estimated amounts.

   NOTE 2--CREDIT RISK AND ASSET CONCENTRATIONS

        In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

        Each Fund may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

        High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the advisers and/or subadviser to accurately predict risk.


ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Phoenix Investment Series Fund
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                           -----------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date     September 25, 2006
      --------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                           -----------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date     September 25, 2006
      --------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                           -----------------------------------------------------
                           W. Patrick Bradley,
                           Chief Financial Officer and Treasurer
                           (principal financial officer)


Date     September 25, 2006
      --------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.